Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)		12 Months Ended
		Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted		2,822,223	4,192,750	124,061
Shares arising out of options, Exercised	[1]	700,629	34,062	10,824
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance		4,159,023
Shares arising out of options, Ending balance		4,717,322	4,159,023
Weighted average exercise price, Exercised | $		$ 15.48	$ 16.10	$ 16
2015 Stock Incentive Compensation Plan | R S U
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance		2,961,373	221,505	108,268
Shares arising out of options, Granted		2,280,608	2,874,690	124,061
Shares arising out of options, Exercised		648,217	34,062	10,824
Shares arising out of options, Forfeited and expired		843,355	100,760
Shares arising out of options, Ending balance		3,750,409	2,961,373	221,505
Shares arising out of options, Exercisable at the end		24,205
Weighted average exercise price outstanding, Beginning balance | $		$ 0.07	$ 0.07	$ 0.07
Weighted average exercise price, Granted | $		0.08	0.07	0.07
Weighted average exercise price, Exercised | $		0.07		0.07
Weighted average exercise price, Forfeited and expired | $		0.07	0.07
Weighted average exercise price outstanding, Ending balance | $		0.07	$ 0.07	$ 0.07
Weighted average exercise price, Exercisable at the end | $		$ 0.07
2015 Stock Incentive Compensation Plan | ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance		1,197,650
Shares arising out of options, Granted		491,575	1,205,850
Shares arising out of options, Exercised		52,412
Shares arising out of options, Forfeited and expired		669,900	8,200
Shares arising out of options, Ending balance		966,913	1,197,650
Shares arising out of options, Exercisable at the end		196,912
Weighted average exercise price outstanding, Beginning balance | $		$ 15.26
Weighted average exercise price, Granted | $		14.62	$ 15.26
Weighted average exercise price, Exercised | $		15.26
Weighted average exercise price, Forfeited and expired | $		14.84	15.26
Weighted average exercise price outstanding, Ending balance | $		15.23	$ 15.26
Weighted average exercise price, Exercisable at the end | $		$ 15.26

[1]	excludes treasury shares of 10,801,956 as of March 31, 2018, 11,289,514 as of March 31, 2017 and 11,323,576 as of March 31, 2016 and 5,667,200 April 1, 2015, held by consolidated trust